Investment in equity investees (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments And Joint Ventures
Schedule Of Equity Method Investees [Table Text Block]
Years ended December 31,	2018	2017	2016
(In thousands)
Operating results:
Total revenues	$1,074,055	$931,627	$852,160
Total expenses	673,632	663,069	634,173
Income tax expense	65,817	42,799	47,434
Net income	$334,606	$225,759	$170,553

At December 31,		2018	2017
(In thousands)
Balance Sheet:
Total assets		$8,652,539	$8,439,622
Total liabilities		$6,090,722	$6,009,911